Intangible Assets - Schedule Of Reconciliation Of Changes In Intangible Assets And Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		€ 908	€ 920
Ending Balance		2,810	908		€ 920
Orbital slot licence rights (indefinite- life) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			326
Ending Balance					326
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		143	140
Ending Balance		1,808	143		140
Orbital slot licence rights (definite life) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		477	107
Ending Balance		545	477		107
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		226	265
Ending Balance		306	226		265
Other Definite Life Intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		48	60
Ending Balance		114	48		60
Internally Generated Development Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		14	22
Ending Balance		37	14		22
Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		3,197	3,274		6,017
Additions		26	23		22
Business combination		2,160
Retirement		(28)	(238)	[1]	(2,611)	[2]
Transfers from assets under construction		25	18		20
Impact of currency translation		(312)	120		(174)
Ending Balance		5,068	3,197		3,274
Gross Carrying Amount [Member] | Orbital slot licence rights (indefinite- life) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			2,124		2,193
Transfers to other definite life intangibles			(2,124)
Impact of currency translation					(69)
Ending Balance					2,124
Gross Carrying Amount [Member] | Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		143	140		2,740
Business combination		1,700
Retirement	[2]				(2,500)
Impact of currency translation		(35)	3		(100)
Ending Balance		1,808	143		140
Gross Carrying Amount [Member] | Orbital slot licence rights (definite life) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,406	234		234
Additions			1
Business combination		242
Retirement	[1]		(80)
Transfers to other definite life intangibles			2,134
Impact of currency translation		(231)	117
Ending Balance		2,417	2,406		234
Gross Carrying Amount [Member] | Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		287	292		292
Business combination		132
Impact of currency translation		(36)	(5)
Ending Balance		383	287		292
Gross Carrying Amount [Member] | Other Definite Life Intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		347	462		507
Additions		12	4		2
Business combination		86
Retirement		(28)	(158)	[1]	(111)	[2]
Transfers to other definite life intangibles		8	(10)
Transfers from assets under construction		7	45		69
Impact of currency translation		(9)	4		(5)
Ending Balance		423	347		462
Gross Carrying Amount [Member] | Internally Generated Development Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		14	22		51
Additions		14	18		20
Transfers to other definite life intangibles		(8)
Transfers from assets under construction		18	(27)		(49)
Impact of currency translation		(1)	1
Ending Balance		37	14		22
Accumulated Depreciation, Amortisation And Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(2,289)	(2,354)		(1,726)
Retirement		28	238	[1]	2,611	[2]
Impact of currency translation		216	(110)		75
Amortisation		(140)	(156)		(89)
Impairment expense		(99)
Impairment reversals		26	93		(3,225)
Ending Balance		(2,258)	(2,289)		(2,354)
Accumulated Depreciation, Amortisation And Impairment [Member] | Orbital slot licence rights (indefinite- life) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,798)		(139)
Transfers to other definite life intangibles			1,798
Impact of currency translation					18
Impairment reversals					(1,677)
Ending Balance					(1,798)
Accumulated Depreciation, Amortisation And Impairment [Member] | Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance					(1,002)
Retirement	[2]				2,500
Impact of currency translation					50
Impairment reversals					(1,548)
Accumulated Depreciation, Amortisation And Impairment [Member] | Orbital slot licence rights (definite life) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,929)	(127)		(113)
Retirement	[1]		80
Transfers to other definite life intangibles			(1,798)
Impact of currency translation		201	(105)		(1)
Amortisation		(71)	(72)		(13)
Impairment expense		(99)
Impairment reversals		26	93
Ending Balance		(1,872)	(1,929)		(127)
Accumulated Depreciation, Amortisation And Impairment [Member] | Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(61)	(27)		(8)
Impact of currency translation		9	(3)		0
Amortisation		(25)	(31)		(19)
Ending Balance		(77)	(61)		(27)
Accumulated Depreciation, Amortisation And Impairment [Member] | Other Definite Life Intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(299)	(402)		(464)
Retirement		28	158	[1]	111	[2]
Impact of currency translation		6	(2)		8
Amortisation		(44)	(53)		(57)
Ending Balance		€ (309)	€ (299)		€ (402)

[1]	Orbital slot retirements related to 85°W, 105.5°W, 68.5°W, 65°E, 63°E, and certain rights at 129°W.
[2]	Goodwill retirements of the period relate primarily to those elements of brought forward goodwill from which no future economic benefits are expected. This includes all goodwill associated with the GEO North America, GEO International and MEO cash-generating units. Similarly, the retirements of fully amortised other definite life intangibles represent items from which no future economic benefits are expected.